JPMorgan SmartRetirement® Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 88.8%
Alternative Assets — 1.5%
JPMorgan Realty Income Fund Class R6 Shares (a)	2,334	33,195

Fixed Income — 58.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	38,244	454,723
JPMorgan Corporate Bond Fund Class R6 Shares (a)	10,796	111,844
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,365	42,008
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	5,413	42,113
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	3,014	26,889
JPMorgan High Yield Fund Class R6 Shares (a)	14,171	101,891
JPMorgan Income Fund Class R6 Shares (a)	4,891	46,417
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	15,296	164,122
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	32,560	320,067

Total Fixed Income		1,310,074

International Equity — 12.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	857	36,883
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,675	36,240
JPMorgan International Equity Fund Class R6 Shares (a)	6,901	140,025
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	3,826	75,184

Total International Equity		288,332

U.S. Equity — 15.6%
JPMorgan Equity Income Fund Class R6 Shares (a)	5,013	107,819
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	223	16,560
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	249	7,595
JPMorgan Small Cap Value Fund Class R6 Shares (a)	278	9,173
JPMorgan U.S. Equity Fund Class R6 Shares (a)	10,239	206,015

Total U.S. Equity		347,162

TOTAL INVESTMENT COMPANIES (Cost $1,729,542)		1,978,763

EXCHANGE-TRADED FUNDS — 6.1%
Alternative Assets — 0.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	108	9,305

Fixed Income — 3.6%
JPMorgan High Yield Research Enhanced ETF (a)	1,553	80,055

U.S. Equity — 2.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	541	46,392

TOTAL EXCHANGE-TRADED FUNDS (Cost $126,058)		135,752

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 1.38%, 1/31/2022 (Cost $6,493)	6,424	6,493

	Shares (000)
SHORT-TERM INVESTMENTS — 3.4%
INVESTMENT COMPANIES — 3.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b) (Cost $76,867)	76,867	76,867

Total Investments — 98.6% (Cost $1,938,960)		2,197,875

Other Assets Less Liabilities — 1.4%		31,424

Net Assets — 100.0%		2,229,299

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations
ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	376	06/2021	EUR	17,064	382
FTSE 100 Index	61	06/2021	GBP	5,617	(31)
MSCI EAFE E-Mini Index	31	06/2021	USD	3,398	– (a)
Russell 2000 E-Mini Index	111	06/2021	USD	12,339	(697)
S&P 500 E-Mini Index	20	06/2021	USD	3,970	7
TOPIX Index	65	06/2021	JPY	11,529	271
U.S. Treasury 10 Year Note	1,111	06/2021	USD	145,611	(3,095)

					(3,163)

Short Contracts
Long Gilt	(190)	06/2021	GBP	(33,420)	35

					(3,128)

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TOPIX	Tokyo Stock Price Index
USD	United States Dollar
(a)	Amount rounds to less than one thousand.

JPMorgan SmartRetirement® Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$135,752	$—	$—	$135,752
Investment Companies	1,978,763	—	—	1,978,763
U.S. Treasury Obligations	—	6,493	—	6,493
Short-Term Investments
Investment Companies	76,867	—	—	76,867

Total Investments in Securities	$2,191,382	$6,493	$—	$2,197,875

Appreciation in Other Financial Instruments
Futures Contracts	$695	$—	$—	$695
Depreciation in Other Financial Instruments
Futures Contracts	(3,823)	—	—	(3,823)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(3,128)	$—	$—	$(3,128)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$11,658	$15,777	$18,797	$(2,155)	$2,822	$9,305	108	$129	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	—	51,263	17,741	2,600	10,270	46,392	541	212	—
JPMorgan Core Bond Fund Class R6 Shares (a)	635,226	51,877	212,766	10,466	(30,080)	454,723	38,244	9,626	8,932
JPMorgan Corporate Bond Fund Class R6 Shares (a)	133,654	4,221	22,466	577	(4,142)	111,844	10,796	2,344	1,876
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	23,247	25,618	6,505	53	(405)	42,008	5,365	755	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	97,342	176	91,215	32,673	(2,093)	36,883	857	176	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	—	36,240	—	—	— (b)	36,240	1,675	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	22,733	26,056	6,104	(257)	(315)	42,113	5,413	735	—
JPMorgan Equity Income Fund Class R6 Shares (a)	191,890	2,883	123,951	(1,737)	38,734	107,819	5,013	1,999	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	32,571	820	8,419	(427)	2,344	26,889	3,014	820	—
JPMorgan High Yield Fund Class R6 Shares (a)	194,679	22,717	133,192	883	16,804	101,891	14,171	6,660	—
JPMorgan High Yield Research Enhanced ETF (a)	—	84,205	3,549	6	(607)	80,055	1,553	387	—
JPMorgan Income Fund Class R6 Shares (a)	48,085	10,732	14,636	(300)	2,536	46,417	4,891	1,567	55
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	203,344	2,922	48,179	1,417	4,618	164,122	15,296	2,922	—
JPMorgan International Advantage Fund Class R6 Shares (a)	40,533	826	48,793	11,922	(4,488)	—	—	826	1
JPMorgan International Equity Fund Class R6 Shares (a)	134,392	30,359	52,759	8,985	19,048	140,025	6,901	1,646	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	93,692	1,752	37,701	(719)	18,160	75,184	3,826	1,752	—
JPMorgan Managed Income Fund Class L Shares (a)	2,427	78,254	80,633	(37)	(11)	—	—	207	8
JPMorgan Realty Income Fund Class R6 Shares (a)	36,912	1,583	10,610	251	5,059	33,195	2,334	353	1,229
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	385,244	26,720	97,069	1,490	3,682	320,067	32,560	5,166	650
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,323	442	8,990	701	5,084	16,560	223	78	364
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	12,266	725	8,905	4,704	(1,195)	7,595	249	33	691
JPMorgan Small Cap Value Fund Class R6 Shares (a)	9,305	1,195	5,767	761	3,679	9,173	278	58	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	200,594	63,898	100,892	8,940	33,475	206,015	10,239	1,414	10,144
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c)	88,744	836,591	848,468	—	—	76,867	76,867	37	—

Total	$2,617,861	$1,377,852	$2,008,107	$80,797	$122,979	$2,191,382		$39,902	$23,950

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2021.